Deposits - Schedule of deposits (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deposits [Line Items]
Deposits	$ 59,693,744	$ 45,532,751
Vattenfall AB [Member]
Deposits [Line Items]
Deposits	1,361,422	1,494,617
Bodens Energi [Member]
Deposits [Line Items]
Deposits	241,291	724,456
Skellefteå Kraft [Member]
Deposits [Line Items]
Deposits	523,088	0
Equipment Deposits [Member]
Deposits [Line Items]
Deposits	$ 57,567,943	$ 43,313,678